GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 88.33%
	Aerospace & Defense - 1.04%
427	AAR Corp.	$19,258
509	Aerojet Rocketdyne Holdings, Inc. (a)(b)	23,241
938	Axon Enterprise, Inc. (b)	68,737
992	BWX Technologies, Inc. (a)	61,583
289	Cubic Corp. (a)	18,372
306	Curtiss-Wright Corp.	43,112
555	Ducommun, Inc. (b)	28,044
525	Hexcel Corp. (a)	38,488
324	Huntington Ingalls Industries, Inc.	81,285
1,178	Kratos Defense & Security Solutions, Inc. (a)(b)	21,216
411	Moog, Inc. - Class A	35,070
908	Parsons Corp. (b)	37,482
1,072	Spirit AeroSystems Holdings, Inc. - Class A	78,127
331	Teledyne Technologies, Inc. (b)	114,705
1,203	Vectrus, Inc. (b)	61,666
		730,386
	Air Freight & Logistics - 0.27%
2,482	Echo Global Logistics, Inc. (b)	51,377
226	Forward Air Corp.	15,809
466	Hub Group, Inc. - Class A (b)	23,901
8,035	Radiant Logistics, Inc. (a)(b)	44,755
713	XPO Logistics, Inc. (a)(b)	56,826
		192,668
	Airlines - 0.30%
1,004	Alaska Air Group, Inc.	68,021
93	Allegiant Travel Co.	16,186
180	Copa Holdings SA - Class A	19,455
484	Hawaiian Holdings, Inc.	14,176
2,890	JetBlue Airways Corp. (a)(b)	54,101
1,749	Mesa Air Group, Inc. (b)	15,636
329	SkyWest, Inc.	21,263
		208,838
	Auto Components - 0.73%
2,352	American Axle & Manufacturing Holdings, Inc. (b)	25,307
1,576	BorgWarner, Inc.	68,367
1,536	Dana, Inc.	27,955
404	Dorman Products, Inc. (b)	30,591
632	Fox Factory Holding Corp. (b)	43,968
2,772	Gentex Corp. (a)	80,333
464	Gentherm, Inc. (b)	20,597
2,143	Goodyear Tire & Rubber Co.	33,334
258	LCI Industries	27,640
340	Standard Motor Products, Inc.	18,095
1,594	Stoneridge, Inc. (a)(b)	46,736
158	Visteon Corp. (b)	13,681
534	WABCO Holdings, Inc. (b)	72,357
		508,961
	Automobiles - 0.17%
757	Harley-Davidson, Inc. (a)	28,153
791	Thor Industries, Inc. (a)	58,763
674	Winnebago Industries, Inc. (a)	35,709
		122,625
	Banks - 4.97%
831	1st Constitution Bancorp.	18,390
920	Ameris Bancorp	39,137
1,911	Associated Banc-Corp.	42,118
443	Atlantic Union Bankshares Corp. (a)	16,635
562	BancFirst Corp.	35,091
3,049	Bancorp, Inc. (b)	39,546
758	BancorpSouth, Inc.	23,809
1,501	Bank of Commerce Holdings	17,367
455	Bank of Hawaii Corp.	43,298
426	Bank of Marin Bancorp	19,191
1,046	Bank OZK	31,908
1,592	BankUnited, Inc.	58,204
1,121	BCB Bancorp, Inc.	15,459
193	BOK Financial Corp.	16,868
375	Bryn Mawr Bank Corp.	15,465
284	C&F Financial Corp.	15,714
949	Cadence BanCorp	17,205
374	Camden National Corp.	17,226
568	Cathay General Bancorp	21,612
889	CenterState Bank Corp.	22,207
205	Century Bancorp, Inc. - Class A	18,442
852	CIT Group, Inc.	38,877
221	City Holding Co.	18,111
1,128	Commerce Bancshares, Inc. (a)	76,616
435	Community Bank Systems, Inc.	30,859
356	Community Trust Bancorp, Inc.	16,604
991	Cullen Frost Bankers, Inc. (a)	96,900
971	Customers Bancorp, Inc. (b)	23,119
360	Eagle Bancorp, Inc.	17,507
1,796	East West Bancorp, Inc.	87,465
953	Enterprise Financial Services Corp.	45,944
2,369	F.N.B. Corp.	30,086
1,281	Farmers National Banc Corp.	20,906
437	First Bancorp (North Carolina)	17,441
2,432	First BanCorp (Puerto Rico)	25,755
1,304	First Bank	14,409
890	First Business Financial Services, Inc.	23,434
206	First Capital, Inc.	15,038
105	First Citizens BancShares, Inc. - Class A	55,882
1,060	First Commonwealth Financial Corp. (a)	15,381
545	First Community Bancshares, Inc.	16,906
1,398	First Financial Bancorp.	35,565
1,556	First Financial Bankshares, Inc. (a)	54,616
795	First Guaranty Bancshares, Inc.	17,314
728	First Hawaiian, Inc.	21,003
3,054	First Horizon National Corp.	50,574
936	First Internet Bancorp	22,193
500	First Merchants Corp.	20,795
405	First Mid Bancshares, Inc.	14,276
970	First Midwest Bancorp, Inc. (a)	22,368
1,790	Fulton Financial Corp. (a)	31,200
667	Glacier Bancorp, Inc.	30,675
343	Great Southern Bancorp, Inc.	21,719
814	Hancock Whitney Corp.	35,718
402	Heartland Financial U.S.A., Inc.	19,995
755	Hilltop Holdings, Inc.	18,822
985	Home BancShares, Inc.	19,365
1,405	Hope Bancorp, Inc.	20,878
481	IBERIABANK Corp.	35,993
861	Independent Bank Corp.	19,502
178	Independent Bank Corp. (a)	14,818
247	Independent Bank Group, Inc.	13,694
879	International Bancshares Corp.	37,859
1,515	Investors Bancorp, Inc.	18,051
981	Lakeland Bancorp, Inc.	17,050
400	Lakeland Financial Corp.	19,572
1,296	Macatawa Bank Corp.	14,424
502	Midland States Bancorp, Inc.	14,538
462	National Bank Holdings Corp. - Class A	16,272
486	NBT Bancorp, Inc.	19,712
328	Nicolet Bankshares, Inc. (b)	24,223
885	Northeast Bank	19,461
937	OFG Bancorp (a)	22,123
354	Ohio Valley Banc Corp.	14,025
1,437	Old National Bancorp	26,283
1,571	Old Second Bancorp, Inc.	21,161
1,955	Pacific Mercantile Bancorp (b)	15,875
822	PacWest Bancorp	31,458
183	Park National Corp.	18,736
1,302	Parke Bancorp, Inc.	33,058
577	Peoples Bancorp, Inc.	19,999
503	Pinnacle Financial Partners, Inc.	32,192
1,431	Popular, Inc.	84,071
336	Preferred Bank (a)	20,190
700	Prosperity Bancshares, Inc.	50,323
1,040	RBB Bancorp	22,017
324	Republic Bancorp, Inc. - Class A	15,163
872	S&T Bancorp, Inc.	35,133
438	Sandy Spring Bancorp, Inc.	16,591
626	SB One Bancorp	15,600
838	ServisFirst Bancshares, Inc.	31,576
1,465	Shore Bancshares, Inc.	25,432
634	Signature Bank	86,611
593	Simmons First National Corp. - Class A (a)	15,886
266	South State Corp.	23,075
413	Southside Bancshares, Inc.	15,339
1,205	Sterling Bancorp	25,401
369	Stock Yards Bancorp, Inc.	15,151
582	Summit Financial Group, Inc.	15,766
2,278	Synovus Financial Corp.	89,298
840	TCF Financial Corp.	39,312
496	Texas Capital Bancshares, Inc. (b)	28,158
1,000	The Bank of N.T. Butterfield & Son, Ltd.	37,020
593	TowneBank	16,497
827	TriState Capital Holdings, Inc. (b)	21,601
493	Triumph Bancorp, Inc. (b)	18,744
586	Trustmark Corp.	20,223
342	UMB Financial Corp.	23,475
1,727	Umpqua Holdings Corp.	30,568
477	United Bankshares, Inc. (a)	18,441
457	United Community Banks, Inc.	14,112
776	Unity Bancorp, Inc.	17,514
3,562	Valley National Bancorp	40,785
323	Washington Trust Bancorp, Inc. (a)	17,374
775	Webster Financial Corp.	41,354
799	WesBanco, Inc.	30,194
901	West Bancorporation, Inc.	23,093
295	WestAmerica Bancorporation	19,992
1,071	Western Alliance Bancorp	61,047
852	Wintrust Financial Corp.	60,407
1,851	Zions Bancorporation	96,104
		3,487,925
	Beverages - 0.27%
220	Boston Beer Co., Inc. - Class A (b)	83,127
6,862	Celsius Holdings, Inc. (b)	33,144
167	Coca-Cola Consolidated, Inc.	47,436
552	National Beverage Corp. (a)(b)	28,163
		191,870
	Biotechnology - 3.17%
613	ACADIA Pharmaceuticals, Inc. (b)	26,224
4,854	Achillion Pharmaceuticals, Inc. (b)	29,270
1,316	Adverum Biotechnologies, Inc. (b)	15,160
11,552	Affimed NV (b)	31,652
1,894	Alkermes PLC (b)	38,638
439	Alnylam Pharmaceuticals, Inc. (a)(b)	50,560
3,772	AMAG Pharmaceuticals, Inc. (a)(b)	45,905
511	Apellis Pharmaceuticals, Inc. (b)	15,647
1,717	Arena Pharmaceuticals, Inc. (a)(b)	77,986
1,833	ArQule, Inc. (b)	36,587
1,321	Arrowhead Pharmaceuticals, Inc. (a)(b)	83,791
311	Biohaven Pharmaceutical Holding Co., Ltd. (b)	16,931
281	BioSpecifics Technologies Corp. (b)	16,000
206	Blueprint Medicines Corp. (b)	16,503
10,732	Catalyst Pharmaceuticals, Inc. (a)(b)	40,245
891	Coherus Biosciences, Inc. (b)	16,042
320	Constellation Pharmaceuticals, Inc. (b)	15,075
1,302	Dicerna Pharmaceuticals, Inc. (b)	28,683
982	Eagle Pharmaceuticals, Inc. (b)	58,999
410	Eidos Therapeutics, Inc. (b)	23,530
397	Enanta Pharmaceuticals, Inc. (b)	24,527
677	Epizyme, Inc. (b)	16,654
1,184	Exact Sciences Corp. (a)(b)	109,496
5,691	Exelixis, Inc. (b)	100,275
247	Global Blood Therapeutics, Inc. (a)(b)	19,634
1,156	Halozyme Therapeutics, Inc. (b)	20,496
700	Immunomedics, Inc. (b)	14,812
1,221	Invitae Corp. (b)	19,695
1,384	Ionis Pharmaceuticals, Inc. (b)	83,607
852	Iovance Biotherapeutics, Inc. (b)	23,583
764	Karyopharm Therapeutics, Inc. (b)	14,646
209	Kodiak Sciences, Inc. (b)	15,038
299	Krystal Biotech, Inc. (b)	16,559
13,299	Lexicon Pharmaceuticals, Inc. (b)	55,191
382	Mirati Therapeutics, Inc. (b)	49,224
707	Moderna, Inc. (b)	13,829
2,645	Myriad Genetics, Inc. (b)	72,023
1,729	Natera, Inc. (b)	58,250
425	Neurocrine Biosciences, Inc. (a)(b)	45,683
58,918	Palatin Technologies, Inc. (b)	46,086
6,347	PDL BioPharma, Inc. (b)	20,596
369	PTC Therapeutics, Inc. (b)	17,723
7,426	Puma Biotechnology, Inc. (b)	64,977
716	Ra Pharmaceuticals, Inc. (b)	33,602
1,199	Radius Health, Inc. (b)	24,172
1,887	Recro Pharma, Inc. (a)(b)	34,589
324	Repligen Corp. (b)	29,970
278	Sage Therapeutics, Inc. (a)(b)	20,069
1,151	Seattle Genetics, Inc. (a)(b)	131,513
1,009	United Therapeutics Corp. (b)	88,873
3,163	Vanda Pharmaceuticals, Inc. (b)	51,905
2,390	Veracyte, Inc. (a)(b)	66,729
3,438	Vericel Corp. (b)	59,821
1,720	Voyager Therapeutics, Inc. (b)	23,994
1,761	XBiotech, Inc. (b)	32,869
459	Xencor, Inc. (a)(b)	15,785
		2,219,923
	Building Products - 1.72%
1,860	A. O. Smith Corp. - Class A (a)	88,610
727	AAON, Inc.	35,921
599	Advanced Drainage Systems, Inc.	23,265
995	Allegion PLC	123,917
271	American Woodmark Corp. (b)	28,322
477	Apogee Enterprises, Inc.	15,503
3,392	Armstrong Flooring, Inc. (b)	14,484
528	Armstrong World Industries, Inc.	49,616
3,402	Builders FirstSource, Inc. (b)	86,445
1,346	Caesarstone, Ltd.	20,284
780	Continental Building Products, Inc. (b)	28,415
4,991	Cornerstone Building Brands, Inc. (b)	42,473
450	CSW Industrials, Inc.	34,650
1,675	Fortune Brands Home & Security, Inc.	109,445
1,017	Griffon Corp.	20,676
994	JELD-WEN Holding, Inc. (b)	23,270
416	Lennox International, Inc.	101,492
353	Masonite International Corp. (b)	25,490
1,090	Owens Corning, Inc.	70,981
485	Patrick Industries, Inc.	25,429
952	PGT Innovations, Inc. (b)	14,194
1,328	Quanex Building Products Corp.	22,682
1,528	Resideo Technologies, Inc. (b)	18,229
590	Simpson Manufacturing Co., Inc.	47,336
1,024	Trex Co., Inc. (a)(b)	92,037
972	Universal Forest Products, Inc.	46,364
		1,209,530
	Capital Markets - 2.28%
1,462	Ares Management Corp. - Class A	52,179
1,629	Artisan Partners Asset Management, Inc. - Class A	52,649
896	B. Riley Financial, Inc.	22,561
2,512	Brightsphere Investment Group, Inc.	25,673
733	Cohen & Steers, Inc.	46,003
1,252	Cowen Group, Inc. - Class A (a)(b)	19,719
154	Diamond Hill Investment Group, Inc.	21,631
2,421	Donnelley Financial Solutions, Inc. (b)	25,348
1,502	Eaton Vance Corp. (a)	70,128
643	Evercore, Inc. - Class A	48,071
539	FactSet Research Systems, Inc.	144,614
1,671	Federated Investors, Inc. - Class B	54,458
1,237	GAMCO Investors, Inc. - Class A	24,109
733	Hamilton Lane, Inc.	43,687
748	Houlihan Lokey, Inc.	36,555
531	INTL. FCStone, Inc. (b)	25,929
1,512	Janus Henderson Group Plc	36,968
6,814	Ladenburg Thalmann Financial Services, Inc.	23,713
1,871	Lazard, Ltd. - Class A	74,765
732	Legg Mason, Inc.	26,286
1,383	LPL Financial Holdings, Inc.	127,582
410	MarketAxess Holdings, Inc.	155,435
936	Moelis & Co. - Class A	29,877
478	Morningstar, Inc.	72,326
705	Oppenheimer Holdings, Inc. - Class A	19,373
206	Piper Jaffray Cos.	16,468
470	PJT Partners, Inc. - Class A	21,211
3,100	Pzena Investment Management, Inc. - Class A	26,722
1,709	Safeguard Scientifics, Inc.	18,765
1,551	SEI Investments Co.	101,559
1,472	Siebert Financial Corp. (b)	12,733
949	Stifel Financial Corp.	57,557
241	Virtus Investment Partners, Inc.	29,334
1,922	Waddell & Reed Financial, Inc. - Class A (a)	32,136
		1,596,124
	Chemicals - 1.29%
772	AdvanSix, Inc. (b)	15,409
358	Ashland Global Holdings, Inc.	27,398
1,344	Axalta Coating Systems, Ltd. (b)	40,858
138	Balchem Corp.	14,025
1,971	CF Industries Holdings, Inc.	94,095
222	Chase Corp.	26,303
1,144	Ferro Corp. (b)	16,965
1,455	FutureFuel Corp.	18,027
431	H.B. Fuller Co. (a)	22,227
474	Hawkins, Inc.	21,714
2,022	Huntsman Corp.	48,851
210	Ingevity Corp. (b)	18,350
223	Innospec, Inc.	23,067
595	Kraton Corp. (b)	15,065
304	Minerals Technologies, Inc.	17,519
81	NewMarket Corp.	39,408
1,503	Olin Corp.	25,927
2,660	OMNOVA Solutions, Inc. (b)	26,893
711	Orion Engineered Carbons SA	13,722
799	PolyOne Corp.	29,395
827	PQ Group Holdings, Inc. (b)	14,208
1,284	RPM International, Inc. (a)	98,560
298	Sensient Technologies Corp. (a)	19,695
279	Stepan Co.	28,581
276	The Scotts Miracle-Gro Co. - Class A	29,306
1,973	Trecora Resources (b)	14,107
752	Trinseo SA	27,982
1,890	Tronox Holdings PLC - Class A	21,584
2,407	Valvoline, Inc.	51,534
330	W.R. Grace & Co.	23,050
285	Westlake Chemical Corp.	19,993
		903,818
	Commercial Services & Supplies - 1.91%
595	ABM Industries, Inc.	22,437
2,731	ACCO Brands Corp.	25,562
2,505	ADT, Inc. (a)	19,865
732	Advanced Disposal Services, Inc. (b)	24,061
858	Avery Dennison Corp.	112,244
243	Barrett Business Services, Inc.	21,982
977	BrightView Holdings, Inc. (b)	16,482
1,008	Casella Waste Systems, Inc. - Class A (b)	46,398
4,000	Charah Solutions, Inc. (b)	9,760
470	Cimpress Plc (a)(b)	59,112
319	Clean Harbors, Inc. (b)	27,354
759	Comfort Systems USA, Inc.	37,836
1,061	Covanta Holding Corp.	15,745
1,062	Deluxe Corp. (a)	53,015
681	Healthcare Services Group, Inc.	16,562
868	Heritage-Crystal Clean, Inc. (b)	27,229
1,750	Herman Miller, Inc.	72,888
1,003	HNI Corp.	37,572
1,008	IAA, Inc. (b)	47,436
1,162	Interface, Inc.	19,278
1,536	KAR Auction Services, Inc. (a)	33,469
4,551	Kimball International, Inc. - Class B	94,069
814	Knoll, Inc.	20,562
32,392	LSC Communications, Inc.	6,673
476	MSA Safety, Inc.	60,147
3,896	Pitney Bowes, Inc.	15,701
4,067	Quad/Graphics, Inc.	18,993
2,280	Rollins, Inc.	75,605
415	SP Plus Corp. (b)	17,608
2,012	Steelcase, Inc. - Class A	41,166
382	Stericycle, Inc. (b)	24,375
2,235	Sykes Enterprises, Inc. (b)	82,673
897	Team, Inc. (a)(b)	14,325
568	Tetra Tech, Inc.	48,939
370	The Brinks Co.	33,552
347	US Ecology, Inc. (a)	20,095
234	Viad Corp.	15,795
		1,336,565
	Communications Equipment - 1.00%
315	Acacia Communications, Inc. (b)	21,360
1,732	ADTRAN, Inc.	17,130
3,543	Calix, Inc. (b)	28,344
3,041	Cambium Networks Corp. (b)	26,578
1,950	Ciena Corp. (b)	83,246
1,147	Clearfield, Inc. (b)	15,989
1,893	CommScope Holding Co., Inc. (b)	26,862
776	Comtech Telecommunications Corp.	27,540
1,823	DASAN Zhone Solutions, Inc. (b)	16,152
2,114	Digi International, Inc. (b)	37,460
676	EchoStar Corp. - Class A (b)	29,278
7,657	Extreme Networks, Inc. (b)	56,432
3,420	Harmonic, Inc. (a)(b)	26,676
2,709	Inseego Corp. (a)(b)	19,857
1,623	KVH Industries, Inc. (b)	18,064
734	Lumentum Holdings, Inc. (a)(b)	58,206
1,520	NetScout Systems, Inc. (b)	36,586
522	Plantronics, Inc. (a)	14,271
6,082	Ribbon Communications, Inc. (b)	18,854
1,781	TESSCO Technologies, Inc.	19,983
339	Ubiquiti, Inc. (a)	64,064
2,605	Viavi Solutions, Inc. (b)	39,075
		702,007
	Construction & Engineering - 0.88%
1,706	AECOM (b)	73,580
892	Aegion Corp. (b)	19,954
1,005	Ameresco, Inc. (b)	17,587
509	Arcosa, Inc.	22,676
578	EMCOR Group, Inc.	49,881
844	Fluor Corp.	15,935
2,947	Great Lakes Dredge & Dock Corp. (b)	33,390
896	IES Holdings, Inc. (b)	22,991
1,211	Jacobs Engineering Group, Inc.	108,784
3,313	KBR, Inc.	101,047
633	MasTec, Inc. (a)(b)	40,613
500	NV5 Global, Inc. (b)	25,225
935	Quanta Services, Inc.	38,064
1,035	Sterling Construction Co., Inc. (b)	14,573
1,424	Tutor Perini Corp. (b)	18,313
764	WillScot Corp. (b)	14,126
		616,739
	Construction Materials - 0.08%
211	Eagle Materials, Inc.	19,129
874	Summit Materials, Inc. - Class A (b)	20,889
437	US Concrete, Inc. (b)	18,205
		58,223
	Consumer Finance - 0.87%
203	Credit Acceptance Corp. (a)(b)	89,793
1,642	Curo Group Holdings Corp. (b)	20,000
6,081	Elevate Credit, Inc. (b)	27,060
2,599	Enova International, Inc. (b)	62,532
395	FirstCash, Inc.	31,849
661	Green Dot Corp. - Class A (b)	15,401
3,776	Navient Corp.	51,656
510	Nelnet, Inc. - Class A	29,702
1,212	OneMain Holdings, Inc.	51,086
648	PRA Group, Inc. (b)	23,522
2,519	Regional Management Corp. (b)	75,646
3,790	Santander Consumer USA Holdings, Inc. (a)	88,572
5,225	SLM Corp.	46,555
		613,374
	Containers & Packaging - 0.76%
362	AptarGroup, Inc.	41,855
1,225	Berry Plastics Group, Inc. (b)	58,175
1,143	Crown Holdings, Inc. (b)	82,913
1,363	Graphic Packaging Holding Co.	22,694
518	Greif, Inc. - Class A	22,896
278	Greif, Inc. - Class B	14,392
2,215	Myers Industries, Inc.	36,946
949	Packaging Corp. of America	106,279
1,158	Sealed Air Corp.	46,123
990	Silgan Holdings, Inc.	30,769
789	Sonoco Products Co.	48,697
394	UFP Technologies, Inc. (b)	19,546
		531,285
	Distributors - 0.10%
1,251	Core-Mark Holding Co., Inc.	34,015
1,326	Funko, Inc. (a)(b)	22,754
5,004	Greenlane Holdings, Inc. - Class A (b)	16,288
		73,057
	Diversified Consumer Services - 1.34%
1,613	Adtalem Global Education, Inc. (b)	56,407
1,527	American Public Education, Inc. (b)	41,825
303	Bright Horizons Family Solutions, Inc. (b)	45,538
3,491	Career Education Corp. (b)	64,199
1,028	Carriage Services, Inc.	26,317
1,041	Chegg, Inc. (a)(b)	39,464
1,795	Collectors Universe, Inc.	41,375
1,052	frontdoor, Inc. (b)	49,886
63	Graham Holdings Co. - Class B	40,256
410	Grand Canyon Education, Inc. (b)	39,274
4,372	H&R Block, Inc.	102,655
1,493	Hillenbrand, Inc.	49,732
3,657	Houghton Mifflin Harcourt Co. (b)	22,856
2,317	K12, Inc. (b)	47,151
1,705	Laureate Education, Inc. - Class A (b)	30,025
486	Matthews International Corp. - Class A	18,551
1,182	Service Corp. International	54,407
1,488	ServiceMaster Global Holdings, Inc. (b)	57,526
221	Strategic Education, Inc.	35,117
2,012	WW International, Inc. (a)(b)	76,878
		939,439
	Diversified Financial Services - 0.38%
684	Cannae Holdings, Inc. (b)	25,438
898	Encore Capital Group, Inc. (a)(b)	31,753
2,303	FGL Holdings	24,527
1,605	GWG Holdings, Inc. (b)	15,761
1,676	Jefferies Financial Group, Inc.	35,816
4,632	On Deck Capital, Inc. (b)	19,177
1,310	Voya Financial, Inc.	79,884
361	World Acceptance Corp. (b)	31,190
		263,546
	Diversified Telecommunication Services - 0.37%
270	Bandwidth, Inc. - Class A (b)	17,294
474	Cogent Communications Holdings, Inc.	31,194
3,839	Consolidated Communications Holdings, Inc.	14,895
26,918	Frontier Communications Corp. (a)(b)	23,946
4,629	IDT Corp. - Class B (b)	33,375
658	Iridium Communications, Inc. (a)(b)	16,213
2,787	Ooma, Inc. (b)	36,872
6,705	Vonage Holdings Corp. (b)	49,684
1,053	Zayo Group Holdings, Inc. (b)	36,487
		259,960
	Electric Utilities - 0.74%
446	ALLETE, Inc.	36,202
280	El Paso Electric Co.	19,009
4,847	Genie Energy Ltd. - Class B	37,467
1,019	Hawaiian Electric Industries, Inc.	47,751
497	IDACORP, Inc.	53,080
265	MGE Energy, Inc.	20,887
2,036	OGE Energy Corp.	90,541
881	Pinnacle West Capital Corp.	79,228
415	PNM Resources, Inc.	21,045
648	Portland General Electric Co.	36,152
6,497	Spark Energy, Inc. - Class A	59,967
238	Unitil Corp.	14,713
		516,042
	Electrical Equipment - 1.21%
677	Acuity Brands, Inc.	93,426
510	Allied Motion Technologies, Inc.	24,735
831	Atkore International Group, Inc. (b)	33,622
417	AZZ, Inc.	19,161
462	Belden, Inc.	25,410
926	Brady Corp. - Class A	53,023
358	Encore Wire Corp.	20,549
327	EnerSys	24,470
3,041	Enphase Energy, Inc. (a)(b)	79,461
524	Franklin Electric Co., Inc.	30,036
583	Generac Holdings, Inc. (b)	58,644
2,534	GrafTech International, Ltd.	29,445
537	Hubbell, Inc.	79,379
1,048	nVent Electric PLC	26,808
4,766	Plug Power, Inc. (b)	15,061
281	Powell Industries, Inc.	13,766
287	Preformed Line Products Co.	17,321
526	Regal Beloit Corp.	45,031
1,068	Sensata Technologies Holding PLC (b)	57,533
1,342	Sunrun, Inc. (b)	18,533
849	Vicor Corp. (b)	39,665
362	Woodward Governor Co.	42,875
		847,954
	Electronic Equipment, Instruments & Components - 2.76%
2,033	Airgain, Inc. (b)	21,733
842	Anixter International, Inc. (b)	77,548
863	Arrow Electronics, Inc. (b)	73,131
1,197	Avnet, Inc.	50,801
874	Bel Fuse, Inc. - Class B	17,917
1,066	Benchmark Electronics, Inc.	36,628
2,498	Coda Octopus Group, Inc. (b)	20,908
1,665	Cognex Corp.	93,307
275	Coherent, Inc. (a)(b)	45,746
508	CTS Corp.	15,245
663	Dolby Laboratories, Inc. - Class A	45,614
650	Fabrinet (b)	42,146
394	FARO Technologies, Inc. (a)(b)	19,838
4,295	Fitbit, Inc. - Class A (a)(b)	28,218
1,161	FLIR Systems, Inc.	60,453
832	Insight Enterprises, Inc. (a)(b)	58,481
5,229	Iteris, Inc. (b)	26,093
503	Itron, Inc. (b)	42,227
1,210	Jabil, Inc.	50,009
1,312	KEMET Corp. (a)	35,490
812	Kimball Electronics, Inc. (b)	14,251
1,326	Knowles Corp. (b)	28,045
107	Littelfuse, Inc. (a)	20,469
329	Mercury Systems, Inc. (b)	22,737
95	Mesa Laboratories, Inc.	23,693
519	Methode Electronics, Inc.	20,423
295	MTS Systems Corp.	14,169
1,714	Napco Security Technologies, Inc. (b)	50,374
1,509	National Instruments Corp.	63,891
501	Novanta, Inc. (a)(b)	44,308
244	OSI Systems, Inc. (b)	24,580
1,123	PAR Technology Corp. (b)	34,521
926	PC Connection, Inc.	45,985
182	Plexus Corp. (b)	14,003
166	Rogers Corp. (a)(b)	20,705
884	Sanmina Corp. (b)	30,268
712	ScanSource, Inc. (b)	26,308
511	SYNNEX Corp.	65,817
533	Tech Data Corp. (b)	76,539
2,532	Trimble, Inc. (b)	105,559
1,874	TTM Technologies, Inc. (b)	28,204
227	Universal Display Corp.	46,778
1,951	Vishay Intertechnology, Inc.	41,537
493	Vishay Precision Group, Inc. (b)	16,762
765	Zebra Technologies Corp. - Class A (b)	195,412
		1,936,871
	Energy Equipment & Services - 0.58%
471	Apergy Corp. (b)	15,910
500	Cactus, Inc. - Class A	17,160
1,970	Era Group, Inc. (b)	20,035
11,538	Forum Energy Technologies, Inc. (b)	19,384
2,382	Helix Energy Solutions Group, Inc. (b)	22,939
492	Helmerich & Payne, Inc.	22,352
1,625	Matrix Service Co. (b)	37,180
4,702	Nabors Industries, Ltd.	13,542
2,222	NCS Multistage Holdings, Inc. (b)	4,666
2,956	Newpark Resources, Inc. (b)	18,534
5,371	NexTier Oilfield Solutions, Inc. (b)	35,986
2,921	Nine Energy Service, Inc. (b)	22,842
1,240	Oil States International, Inc. (b)	20,224
1,440	Patterson-UTI Energy, Inc.	15,120
1,274	ProPetro Holding Corp. (b)	14,332
496	Seacor Holdings, Inc. (b)	21,402
1,845	Select Energy Services, Inc. - Class A (b)	17,122
7,153	Smart Sand, Inc. (b)	18,026
1	Superior Energy Services, Inc. (b)	2
6,919	Transocean, Ltd. (a)(b)	47,603
		404,361
	Entertainment - 0.41%
8,866	Eros International PLC (b)	30,056
5,123	Glu Mobile, Inc. (a)(b)	30,994
1,223	Liberty Media Corp. - Liberty Formula One - Class C (b)	56,215
2,092	Lions Gate Entertainment Corp. - Class A (a)(b)	22,301
1,901	Lions Gate Entertainment Corp. - Class B (b)	18,877
2,667	Rosetta Stone, Inc. (b)	48,379
67	The Madison Square Garden Co. - Class A (b)	19,711
533	The Marcus Corp.	16,933
258	World Wrestling Entertainment, Inc. - Class A	16,736
4,747	Zynga, Inc. - Class A (b)	29,052
		289,254
	Food & Staples Retailing - 1.08%
1,885	BJ's Wholesale Club Holdings, Inc. (a)(b)	42,865
532	Casey's General Stores, Inc. (a)	84,583
8,019	Diplomat Pharmacy, Inc. (b)	32,076
1,094	HF Foods Group, Inc. (a)(b)	21,333
1,090	Ingles Markets, Inc. - Class A	51,786
2,198	Natural Grocers by Vitamin Cottage, Inc.	21,694
1,793	Performance Food Group Co. (b)	92,304
396	PriceSmart, Inc.	28,124
2,111	Rite Aid Corp. (b)	32,657
2,053	SpartanNash Co.	29,235
2,203	Sprouts Farmers Market, Inc. (b)	42,628
1,314	The Chefs' Warehouse, Inc. (b)	50,076
2,720	United Natural Foods, Inc. (b)	23,827
3,185	US Foods Holding Corp. (b)	133,420
1,158	Village Super Market, Inc. - Class A	26,866
1,093	Weis Markets, Inc. (a)	44,255
		757,729
	Food Products - 1.29%
595	Alico, Inc.	21,319
845	Bridgford Foods Corp. (b)	20,948
724	Bunge Ltd.	41,666
188	Calavo Growers, Inc.	17,031
1,576	Darling International, Inc. (b)	44,254
1,330	Farmer Brothers Co. (b)	20,030
2,828	Flowers Foods, Inc.	61,481
849	Fresh Del Monte Produce, Inc.	29,698
1,758	Freshpet, Inc. (a)(b)	103,880
1,589	Hostess Brands, Inc. (b)	23,104
647	Ingredion, Inc. (a)	60,139
160	J&J Snack Foods Corp.	29,483
272	John B. Sanfilippo & Son, Inc.	24,828
1,314	Lamb Weston Holdings, Inc.	113,043
242	Lancaster Colony Corp. (a)	38,744
814	Pilgrim's Pride Corp. (b)	26,630
711	Post Holdings, Inc. (b)	77,570
142	Sanderson Farms, Inc.	25,023
912	Seneca Foods Corp. - Class A (b)	37,200
723	Simply Good Foods Co. (b)	20,634
545	The Hain Celestial Group, Inc. (b)	14,146
526	Tootsie Roll Industries, Inc. (a)	17,958
781	TreeHouse Foods, Inc. (b)	37,879
		906,688
	Gas Utilities - 0.52%
718	Atmos Energy Corp.	80,315
2,083	EQT Corp.	22,705
365	National Fuel Gas Co. (a)	16,987
507	New Jersey Resources Corp.	22,597
267	Northwest Natural Holding Co.	19,686
340	ONE Gas, Inc.	31,814
529	South Jersey Industries, Inc. (a)	17,446
295	Southwest Gas Holdings, Inc.	22,411
289	Spire, Inc.	24,077
2,322	UGI Corp.	104,862
		362,900
	Health Care Equipment & Supplies - 4.07%
6,304	Accuray, Inc. (b)	17,777
4,285	Alphatec Holdings, Inc. (b)	30,402
2,146	AngioDynamics, Inc. (b)	34,357
1,178	Anika Therapeutics, Inc. (b)	61,079
5,550	Antares Pharma, Inc. (b)	26,085
1,914	Apyx Medical Corp. (b)	16,192
1,085	AtriCure, Inc. (a)(b)	35,273
59	Atrion Corp.	44,339
1,754	AxoGen, Inc. (b)	31,379
1,253	Cardiovascular Systems, Inc. (b)	60,883
14,263	Conformis, Inc. (b)	21,395
304	CONMED Corp.	33,996
636	CryoLife, Inc. (b)	17,229
1,251	CryoPort, Inc. (b)	20,591
1,762	Cutera, Inc. (b)	63,097
4,203	CytoSorbents Corp. (b)	16,182
1,099	DexCom, Inc. (b)	240,395
858	Glaukos Corp. (a)(b)	46,735
2,053	Globus Medical, Inc. - Class A (b)	120,881
776	Haemonetics Corp. (b)	89,162
974	Hill-Rom Holdings, Inc.	110,578
177	ICU Medical, Inc. (b)	33,120
510	Inogen, Inc. (b)	34,848
691	Insulet Corp. (b)	118,299
750	Integer Holdings Corp. (b)	60,323
593	Integra LifeSciences Holdings Corp. (b)	34,560
1,507	Invacare Corp.	13,593
901	iRadimed Corp. (a)(b)	21,065
580	iRhythm Technologies, Inc. (b)	39,492
1,876	Lantheus Holdings, Inc. (b)	38,477
1,427	LeMaitre Vascular, Inc. (a)	51,301
283	LivaNova PLC (b)	21,347
631	Masimo Corp. (b)	99,736
2,736	Meridian Bioscience, Inc.	26,731
534	Merit Medical Systems, Inc. (b)	16,672
1,480	Misonix, Inc. (b)	27,543
1,393	Natus Medical, Inc. (a)(b)	45,955
382	Neogen Corp. (a)(b)	24,929
3,120	Neuronetics, Inc. (b)	14,009
1,245	Novocure, Ltd. (b)	104,916
1,082	NuVasive, Inc. (b)	83,682
1,932	OraSure Technologies, Inc. (b)	15,514
883	Orthofix Medical, Inc. (b)	40,777
630	OrthoPediatrics Corp. (a)(b)	29,604
474	Penumbra, Inc. (a)(b)	77,864
564	Quidel Corp. (b)	42,317
1,792	SeaSpine Holdings Corp. (b)	21,522
567	Silk Road Medical, Inc. (b)	22,895
2,315	STAAR Surgical Co. (a)(b)	81,419
667	STERIS PLC	101,664
516	SurModics, Inc. (b)	21,378
1,467	Tactile Systems Technology, Inc. (a)(b)	99,037
1,260	Tandem Diabetes Care, Inc. (b)	75,109
834	Varex Imaging Corp. (b)	24,862
632	West Pharmaceutical Services, Inc.	95,009
877	Wright Medical Group NV (a)(b)	26,731
4,160	Zynex, Inc. (a)	32,739
		2,857,046
	Health Care Providers & Services - 2.84%
879	Acadia Healthcare Co., Inc. (a)(b)	29,200
435	Addus HomeCare Corp. (b)	42,291
925	Amedisys, Inc. (b)	154,401
4,095	American Renal Associates Holdings, Inc. (b)	42,465
1,206	AMN Healthcare Services, Inc. (b)	75,146
1,015	BioTelemetry, Inc. (a)(b)	46,994
2,567	Brookdale Senior Living, Inc. (b)	18,662
2,078	Catasys, Inc. (a)(b)	33,892
234	Chemed Corp.	102,787
359	CorVel Corp. (b)	31,362
2,025	Covetrus, Inc. (b)	26,730
6,262	Cross Country Healthcare, Inc. (b)	72,764
1,150	Encompass Health Corp.	79,661
291	Guardant Health, Inc. (a)(b)	22,739
699	Hanger Orthopedic Group, Inc. (b)	19,299
534	HMS Holdings Corp. (b)	15,806
437	LHC Group, Inc. (b)	60,201
619	Magellan Health Services, Inc. (b)	48,437
1,726	MEDNAX, Inc. (b)	47,966
1,059	Molina Healthcare, Inc. (b)	143,696
334	National HealthCare Corp.	28,868
1,763	National Research Corp. - Class A	116,252
8,380	Option Care Health, Inc. (b)	31,257
9,679	Owens & Minor, Inc.	50,040
2,306	Patterson Cos., Inc. (a)	47,227
1,108	PerkinElmer, Inc.	107,587
649	Premier, Inc. - Class A (b)	24,584
387	Providence Service Corp. (b)	22,903
2,564	R1 RCM, Inc. (b)	33,281
3,599	RadNet, Inc. (b)	73,060
2,549	Select Medical Holdings Corp. (b)	59,494
4,191	Surgery Partners, Inc. (b)	65,610
1,833	Tenet Healthcare Corp. (b)	69,709
898	The Ensign Group, Inc.	40,742
2,113	The Joint Corp (b)	34,104
449	The Pennant Group, Inc. (b)	14,848
2,316	Tivity Health, Inc. (a)(b)	47,119
741	Triple-S Management Corp. - Class B (b)	13,701
		1,994,885
	Health Care Technology - 0.52%
2,875	Allscripts Healthcare Solutions, Inc. (a)(b)	28,218
1,567	Computer Programs & Systems, Inc. (a)	41,369
741	HealthStream, Inc. (b)	20,156
1,016	Inovalon Holdings, Inc. (a)(b)	19,121
477	Inspire Medical Systems, Inc. (b)	35,398
5,284	NextGen Healthcare, Inc. (b)	84,914
482	Omnicell, Inc. (b)	39,389
1,387	Simulations Plus, Inc.	40,320
453	Teladoc Health, Inc. (a)(b)	37,925
958	Vocera Communications, Inc. (b)	19,888
		366,698
	Hotels, Restaurants & Leisure - 2.49%
2,298	Aramark (a)	99,733
5,029	BBX Capital Corp.	23,988
156	Biglari Holdings, Inc. - Class B (b)	17,850
454	BJ's Restaurants, Inc.	17,234
1,404	Bloomin' Brands, Inc.	30,986
1,506	Bluegreen Vacations Corp.	15,572
1,048	Boyd Gaming Corp. (a)	31,377
4,975	Caesars Entertainment Corp. (b)	67,660
3,135	Callaway Golf Co.	66,462
504	Cheesecake Factory, Inc. (a)	19,585
990	Choice Hotels International, Inc. (a)	102,396
354	Churchill Downs, Inc.	48,569
544	Dave & Buster's Entertainment, Inc.	21,852
1,985	Del Taco Restaurants, Inc. (b)	15,691
1,622	Denny's Corp. (b)	32,245
268	Dine Brands Global, Inc.	22,383
559	Domino's Pizza, Inc. (a)	164,223
650	Dunkin' Brands Group, Inc.	49,101
1,638	El Pollo Loco Holdings, Inc. (b)	24,799
817	Eldorado Resorts, Inc. (a)(b)	48,726
2,817	Everi Holdings, Inc. (b)	37,832
1,861	Fiesta Restaurant Group, Inc. (b)	18,405
2,039	Habit Restaurants, Inc. - Class A (b)	21,267
794	Hilton Grand Vacations, Inc. (b)	27,306
173	Hyatt Hotels Corp. - Class A (a)	15,520
1,969	Inspired Entertainment, Inc. (b)	13,291
1,482	J Alexander's Holdings, Inc. (b)	14,168
252	Jack in the Box, Inc.	19,664
929	Lindblad Expeditions Holdings, Inc. (b)	15,189
331	Marriott Vacations Worldwide Corp. (a)	42,620
405	Monarch Casino & Resort, Inc. (b)	19,663
274	Nathan's Famous, Inc.	19,421
530	Papa John's International, Inc. (a)	33,470
1,752	Penn National Gaming, Inc. (b)	44,781
518	Planet Fitness, Inc. - Class A (b)	38,684
1,762	PlayAGS, Inc. (b)	21,373
4,210	Potbelly Corp. (b)	17,766
768	RCI Hospitality Holdings, Inc.	15,744
4,133	Red Lion Hotels Corp. (b)	15,416
854	Red Robin Gourmet Burgers, Inc. (b)	28,199
1,273	Ruth's Hospitality Group, Inc.	27,707
938	Scientific Games Corp. - Class A (b)	25,120
760	SeaWorld Entertainment, Inc. (a)(b)	24,100
289	Shake Shack, Inc. (b)	17,216
578	Texas Roadhouse, Inc.	32,553
1,114	The Wendy's Co.	24,742
203	Vail Resorts, Inc. (a)	48,686
614	Wingstop, Inc.	52,945
754	Wyndham Destinations, Inc.	38,974
854	Wyndham Hotels & Resorts Inc.	53,640
		1,745,894
	Household Durables - 1.94%
1,939	Bassett Furniture Industries, Inc.	32,343
1,900	Beazer Homes USA, Inc. (b)	26,847
114	Cavco Industries, Inc. (a)(b)	22,273
1,438	Ethan Allen Interiors, Inc. (a)	27,408
4,354	GoPro, Inc. - Class A (a)(b)	18,896
2,156	Green Brick Partners, Inc. (b)	24,751
1,050	Hamilton Beach Brands Holding Co. - Class A	20,055
322	Helen of Troy, Ltd. (a)(b)	57,892
676	Hooker Furniture Corp.	17,367
412	Installed Building Products, Inc. (b)	28,375
545	iRobot Corp. (b)	27,593
1,716	KB Home	58,807
1,375	La-Z-Boy, Inc.	43,285
1,092	Legacy Housing Corp. (b)	18,171
716	Leggett & Platt, Inc.	36,394
402	M.D.C Holdings, Inc.	15,340
519	M/I Homes, Inc. (b)	20,423
563	Meritage Homes Corp. (b)	34,405
1,680	Newell Rubbermaid, Inc.	32,290
44	NVR, Inc. (b)	167,570
2,448	PulteGroup, Inc.	94,983
3,334	Purple Innovation, Inc. (b)	29,039
1,018	Roku, Inc. (a)(b)	136,310
1,203	Skyline Champion Corp. (b)	38,135
2,422	Sonos, Inc. (b)	37,832
1,410	Taylor Morrison Home Corp. - Class A (b)	30,823
616	Tempur Sealy International, Inc. (b)	53,629
1,673	Toll Brothers, Inc.	66,100
329	TopBuild Corp. (b)	33,913
1,636	TRI Pointe Group, Inc. (b)	25,489
2,755	Tupperware Brands Corp. (a)	23,638
400	Universal Electronics, Inc. (b)	20,904
842	William Lyon Homes (b)	16,823
2,710	ZAGG, Inc. (b)	21,978
		1,360,081
	Household Products - 0.24%
537	Central Garden & Pet Co. (a)(b)	16,685
890	Central Garden & Pet Co. - Class A (b)	26,130
656	Oil-Dri Corp. of America	23,780
221	Spectrum Brands Holdings, Inc.	14,208
438	WD-40 Co.	85,033
		165,836
	Independent Power and Renewable Electricity Producers - 0.85%
21,442	Atlantic Power Corp. (b)	49,960
3,145	Clearway Energy, Inc. - Class A	60,133
3,175	Clearway Energy, Inc. - Class C (a)	63,341
3,684	NRG Energy, Inc.	146,439
229	Ormat Technologies, Inc.	17,065
1,367	Pattern Energy Group, Inc.	36,574
3,863	TerraForm Power, Inc.	59,452
6,962	Vistra Energy Corp.	160,056
		593,020
	Industrial Conglomerates - 0.25%
509	Carlisle Companies, Inc.	82,376
523	Otter Tail Corp.	26,825
467	Raven Industries, Inc.	16,093
4	Seaboard Corp.	17,002
180	Standex International Corp.	14,283
976	Tredegar Corp.	21,814
		178,393
	Insurance - 3.34%
131	Alleghany Corp. (b)	104,744
1,015	American Equity Investment Life Holding Co.	30,379
951	American Financial Group, Inc.	104,277
151	American National Insurance Co.	17,770
619	AMERISAFE, Inc. (a)	40,873
328	Argo Group International Holdings, Ltd.	21,566
731	Assurant, Inc.	95,819
1,871	Assured Guaranty, Ltd.	91,716
639	Axis Capital Holdings, Ltd.	37,982
819	Brighthouse Financial, Inc. (b)	32,129
3,370	Brown & Brown, Inc.	133,048
752	CNO Financial Group, Inc.	13,634
1,292	Crawford & Co. - Class A	14,819
306	eHealth, Inc. (a)(b)	29,400
662	Employers Holdings, Inc.	27,638
178	Enstar Group Ltd. (b)	36,821
419	Erie Indemnity Co. - Class A (a)	69,554
292	Everest Re Group, Ltd.	80,837
1,671	First American Financial Corp.	97,453
6,765	Genworth Financial, Inc. (a)(b)	29,766
1,415	Globe Life, Inc.	148,929
1,238	Hallmark Financial Services, Inc. (b)	21,752
725	Health Insurance Innovations, Inc. - Class A (a)(b)	13,985
1,279	Heritage Insurance Holdings, Inc.	16,947
419	Horace Mann Educators Corp.	18,294
510	Independence Holding Co.	21,461
124	Investors Title Co.	19,741
470	James River Group Holdings, Ltd.	19,369
529	Kemper Corp.	40,998
288	Mercury General Corp.	14,034
1,144	National General Holdings Corp.	25,282
85	National Western Life Group, Inc. - Class A	24,725
4,317	Old Republic International Corp. (a)	96,571
626	Primerica, Inc.	81,731
686	Reinsurance Group of America, Inc.	111,859
517	RenaissanceRe Holdings, Ltd.	101,342
513	RLI Corp.	46,180
217	Safety Insurance Group, Inc.	20,079
612	Selective Insurance Group, Inc.	39,896
337	Stewart Information Services Corp.	13,746
373	The Hanover Insurance Group, Inc.	50,978
2,196	Tiptree, Inc. - Class A	17,875
340	United Fire Group, Inc.	14,868
1,750	Universal Insurance Holdings, Inc.	48,983
2,048	Unum Group	59,720
1,786	W.R. Berkley Corp.	123,413
20	White Mountains Insurance Group, Ltd. - ADR	22,310
		2,345,293
	Interactive Media & Services - 0.68%
1,338	Care.com, Inc. (b)	20,110
1,189	Cargurus, Inc. (b)	41,829
2,067	Cars.com, Inc. (b)	25,259
9,148	DHI Group, Inc. (b)	27,535
1,970	EverQuote, Inc. - Class A (a)(b)	67,669
2,860	QuinStreet, Inc. (a)(b)	43,787
7,064	The Meet Group, Inc. (b)	35,391
3,583	Travelzoo (b)	38,338
1,392	TripAdvisor, Inc. - Class A (a)	42,289
4,511	TrueCar, Inc. (b)	21,427
1,671	Yelp, Inc. - Class A (b)	58,201
442	Zillow Group, Inc. - Class A (b)	20,217
701	Zillow Group, Inc. - Class C (a)(b)	32,204
		474,256
	Internet & Direct Marketing Retail - 0.65%
3,202	1-800-Flowers.com, Inc. - Class A (b)	46,429
2,050	Duluth Holdings, Inc. - Class B (a)(b)	21,587
1,570	Etsy, Inc. (b)	69,551
12,829	Groupon, Inc. (b)	30,661
322	GrubHub, Inc. (a)(b)	15,662
1,853	Lands' End, Inc. (a)(b)	31,131
6,394	Leaf Group, Ltd. (b)	25,576
1,931	Liberty TripAdvisor Holdings, Inc. - Class A (b)	14,193
1,348	PetMed Express, Inc. (a)	31,705
2,180	Qurate Retail, Inc. - Series A (b)	18,377
740	Shutterstock, Inc. (a)(b)	31,731
670	Stamps.com, Inc. (b)	55,958
1,489	Stitch Fix, Inc. - Class A (a)(b)	38,208
754	The RealReal, Inc. (a)(b)	14,213
40,991	Waitr Holdings, Inc. (b)	13,199
		458,181
	IT Services - 3.45%
516	Alliance Data Systems Corp.	57,895
1,378	Amdocs Ltd.	99,478
639	Benefitfocus, Inc. (b)	14,020
1,286	Black Knight, Inc. (b)	82,921
2,269	Booz Allen Hamilton Holding Corp. - Class A	161,394
3,529	Brightcove, Inc. (b)	30,667
504	CACI International, Inc. - Class A (b)	125,995
1,526	Cardtronics PLC - Class A (a)(b)	68,136
340	Cass Information Systems, Inc.	19,632
5,437	Conduent, Inc. (b)	33,709
1,424	CoreLogic, Inc. (b)	62,243
1,294	CSG Systems International, Inc. (a)	67,003
590	EPAM Systems, Inc. (b)	125,174
482	Euronet Worldwide, Inc. (b)	75,944
1,520	EVERTEC, Inc. (a)	51,741
538	ExlService Holdings, Inc. (b)	37,370
2,351	Genpact, Ltd.	99,142
10,682	Information Services Group, Inc. (b)	27,025
1,786	International Money Express, Inc. (b)	21,503
1,765	Leidos Holdings, Inc.	172,776
6,579	Limelight Networks, Inc. (b)	26,842
770	ManTech International Corp. - Class A	61,508
1,785	Maximus, Inc.	132,786
185	MongoDB, Inc. (a)(b)	24,348
2,526	NIC, Inc.	56,456
913	Okta, Inc. - Class A (a)(b)	105,333
1,853	Perficient, Inc. (b)	85,368
2,560	Perspecta, Inc.	67,686
4,091	PRGX Global, Inc. (b)	20,128
2,804	Sabre Corp.	62,922
905	Science Applications International Corp.	78,753
1,010	Switch, Inc. (a)	14,968
2,154	The Hackett Group, Inc.	34,766
840	TTEC HLDGS, Inc.	33,281
4,280	Unisys Corp. (b)	50,761
1,467	Verra Mobility Corp. (a)(b)	20,523
741	Virtusa Corp. (b)	33,590
353	WEX, Inc. (b)	73,939
		2,417,726
	Leisure Products - 0.82%
1,131	Acushnet Holdings Corp.	36,757
743	Brunswick Corp. (a)	44,565
1,226	Clarus Corp.	16,625
509	Johnson Outdoors, Inc. - Class A	39,040
970	Malibu Boats, Inc. - Class A (b)	39,722
1,817	Marine Products Corp.	26,165
2,894	MasterCraft Boat Holdings, Inc. (b)	45,581
2,637	Mattel, Inc. (a)(b)	35,731
556	Polaris Industries, Inc.	56,545
860	Pool Corp.	182,647
504	Sturm, Ruger & Co., Inc.	23,703
701	YETI Holdings, Inc. (a)(b)	24,381
		571,462
	Life Sciences Tools & Services - 1.11%
196	Bio-Rad Laboratories, Inc. - Class A (b)	72,526
228	Bio-Techne Corp.	50,048
1,583	Bruker Corp.	80,685
645	Charles River Laboratories International, Inc. (b)	98,530
4,630	ChromaDex Corp. (b)	19,955
736	Enzo Biochem, Inc. (b)	1,936
1,706	Luminex Corp.	39,511
1,064	Medpace holdings, Inc. (a)(b)	89,440
2,401	NanoString Technologies, Inc. (b)	66,796
1,351	NeoGenomics, Inc. (a)(b)	39,517
654	PRA Health Sciences, Inc. (b)	72,692
1,855	QIAGEN NV (b)	62,699
1,444	Syneos Health, Inc. (a)(b)	85,882
		780,217
	Machinery - 3.40%
696	AGCO Corp.	53,766
225	Alamo Group, Inc.	28,249
270	Albany International Corp. - Class A	20,498
1,410	Allison Transmission Holdings, Inc.	68,131
798	Altra Industrial Motion Corp.	28,896
331	Astec Industries, Inc.	13,902
525	Badger Meter, Inc.	34,088
583	Barnes Group, Inc.	36,123
750	Blue Bird Corp. (b)	17,190
398	Chart Industries, Inc. (b)	26,861
375	CIRCOR International, Inc. (b)	17,340
957	Colfax Corp. (a)(b)	34,816
1,234	Columbus McKinnon Corp.	49,397
2,980	Commercial Vehicle Group, Inc. (b)	18,923
501	Crane Co.	43,276
564	DMC Global, Inc. (a)	25,346
1,525	Donaldson Co., Inc.	87,870
248	Douglas Dynamics, Inc.	13,640
330	EnPro Industries, Inc.	22,070
347	ESCO Technologies, Inc.	32,098
705	Evoqua Water Technologies Corp. (b)	13,360
753	Federal Signal Corp.	24,284
743	Flowserve Corp.	36,979
1,191	Gardner Denver Holdings, Inc. (b)	43,686
1,670	Gates Industrial Corp PLC (a)(b)	22,979
1,917	Graco, Inc.	99,684
788	IDEX Corp.	135,536
740	ITT, Inc.	54,693
581	John Bean Technologies Corp.	65,455
241	Kadant, Inc. (a)	25,387
667	Kennametal, Inc.	24,606
777	L.B. Foster Co. - Class A (b)	15,058
623	Lincoln Electric Holdings, Inc. (a)	60,263
855	Lydall, Inc. (b)	17,545
1,403	Meritor, Inc. (b)	36,745
710	Mueller Industries, Inc.	22,543
1,583	NN, Inc.	14,643
495	Nordson Corp.	80,606
635	Omega Flex, Inc.	68,129
697	Oshkosh Corp.	65,971
623	Park-Ohio Holdings Corp.	20,964
1,549	Pentair PLC	71,053
376	Proto Labs, Inc. (b)	38,183
145	RBC Bearings, Inc. (a)(b)	22,959
1,139	REV Group, Inc.	13,930
1,015	Rexnord Corp. (b)	33,109
748	Snap-on, Inc. (a)	126,711
787	Spartan Motors, Inc.	14,229
902	SPX Corp. (b)	45,894
586	SPX FLOW, Inc. (b)	28,638
351	Tennant Co.	27,350
689	Terex Corp.	20,518
568	The Eastern Co.	17,341
350	The Middleby Corp. (b)	38,332
694	The Timken Co.	39,079
1,221	The Toro Co.	97,277
1,320	TriMas Corp. (b)	41,461
118	Valmont Industries, Inc.	17,674
1,564	Wabash National Corp. (a)	22,975
300	Watts Water Technologies, Inc. - Class A	29,928
877	Welbilt, Inc. (b)	13,690
		2,381,927
	Marine - 0.13%
2,194	Costamere, Inc.	20,909
274	Kirby Corp. (b)	24,531
8,844	Safe Bulkers, Inc. (b)	15,035
4,624	Scorpio Bulkers, Inc.	29,455
		89,930
	Media - 1.25%
438	AMC Networks, Inc. - Class A (a)(b)	17,301
44	Cable One, Inc.	65,493
466	Cardlytics, Inc. (a)(b)	29,293
4,264	Central European Media Enterprises, Ltd. - Class A (b)	19,316
580	Cinemark Holdings, Inc. (a)	19,633
1,956	Emerald Expositions Events, Inc.	20,636
4,653	Entercom Communications Corp. - Class A (a)	21,590
8,066	Fluent, Inc. (b)	20,165
4,508	Gannett Co, Inc. (a)	28,761
496	GCI Liberty, Inc. (a)(b)	35,141
1,370	Gray Television, Inc. (a)(b)	29,373
651	John Wiley & Sons, Inc. - Class A (a)	31,586
14,648	Lee Enterprises, Inc. (b)	20,800
1,108	Liberty Latin America Ltd. - Class A (b)	21,384
1,329	Liberty Latin America, Ltd. - Class C (b)	25,862
320	Liberty Media Group - Class A (b)	14,009
1,208	MSG Networks, Inc. - Class A (b)	21,019
2,506	News Corp. - Class A	35,435
529	Nexstar Media Group, Inc. - Class A (a)	62,025
644	Scholastic Corp.	24,762
893	Sinclair Broadcast Group, Inc. - Class A (a)	29,773
2,794	TechTarget, Inc. (b)	72,923
2,414	TEGNA, Inc.	40,290
1,184	The E.W. Scripps Co. - Class A	18,601
3,009	The Interpublic Group of Companies, Inc.	69,508
2,099	The New York Times Co. - Class A (a)	67,525
536	Value Line, Inc.	15,496
		877,700
	Metals & Mining - 0.91%
6,440	AK Steel Holding Corp. (a)(b)	21,188
1,827	Alcoa Corp. (b)	39,299
1,375	Allegheny Technologies, Inc. (a)(b)	28,407
370	Carpenter Technology Corp.	18,419
2,373	Cleveland-Cliffs, Inc. (a)	19,933
2,016	Coeur Mining, Inc. (b)	16,289
240	Compass Minerals International, Inc.	14,630
503	Gibraltar Industries, Inc. (b)	25,371
540	Materion Corp.	32,103
2,048	Novagold Resources, Inc. (b)	18,350
1,828	Olympic Steel, Inc.	32,758
1,068	Reliance Steel & Aluminum Co.	127,904
306	Royal Gold, Inc. (a)	37,409
1,466	Ryerson Holding Corp. (b)	17,343
707	Schnitzer Steel Industries, Inc. - Class A	15,328
2,359	Steel Dynamics, Inc.	80,300
2,997	SunCoke Energy, Inc.	18,671
1,932	TimkenSteel Corp. (b)	15,186
1,872	Warrior Met Coal, Inc.	39,555
483	Worthington Industries, Inc.	20,373
		638,816
	Multiline Retail - 0.86%
1,012	Big Lots, Inc. (a)	29,064
836	Burlington Stores, Inc. (a)(b)	190,633
512	Dillard's, Inc. - Class A (a)	37,622
30,182	J.C. Penney Co., Inc. (a)(b)	33,804
2,484	Kohl's Corp.	126,560
4,060	Macy's, Inc. (a)	69,020
1,814	Nordstrom, Inc. (a)	74,247
645	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	42,125
		603,075
	Multi-Utilities - 0.36%
1,753	Alliant Energy Corp.	95,924
418	Avista Corp.	20,102
634	Black Hills Corp.	49,794
1,637	MDU Resources Group, Inc.	48,635
520	NorthWestern Corp.	37,269
		251,724
	Oil, Gas & Consumable Fuels - 0.85%
4,195	Amyris, Inc. (b)	12,962
424	Arch Coal, Inc. - Class A (a)	30,418
211	Chesapeake Utilities Corp.	20,220
1,434	CONSOL Energy, Inc. (a)(b)	20,807
602	CVR Energy, Inc.	24,339
717	Delek US Holdings, Inc	24,041
15,453	Denbury Resources, Inc. (b)	21,789
4,203	DHT Holdings, Inc.	34,801
2,527	Dorian LPG, Ltd. (b)	39,118
6,130	Hallador Energy Co.	18,206
1,362	HollyFrontier Corp.	69,067
2,547	Kosmos Energy Ltd.	14,518
620	NACCO Industries, Inc. - Class A	29,035
6,499	Nordic American Tankers Ltd.	31,975
6,841	Northern Oil and Gas, Inc. (b)	16,008
1,067	Par Pacific Holdings, Inc. (b)	24,797
844	PBF Energy, Inc. - Class A	26,476
529	Scorpio Tankers, Inc.	20,803
2,561	Teekay Corp.	13,625
1,905	Teekay Tankers Ltd. - Class A (b)	45,663
2,750	W&T Offshore, Inc. (b)	15,290
1,111	World Fuel Services Corp.	48,240
		602,198
	Paper & Forest Products - 0.21%
885	Boise Cascade Co.	32,329
749	Domtar Corp.	28,642
978	Louisiana-Pacific Corp.	29,017
912	PH Glatfelter Co.	16,689
530	Schweitzer-Mauduit International, Inc.	22,255
1,129	Verso Corp. (b)	20,356
		149,288
	Personal Products - 0.65%
582	Edgewell Personal Care Co. (b)	18,019
1,430	elf Beauty, Inc. (b)	23,066
2,012	Herbalife Nutrition, Ltd. (a)(b)	95,912
537	Inter Parfums, Inc.	39,045
2,986	Lifevantage Corp. (b)	46,611
585	Medifast, Inc.	64,104
2,033	Nature's Sunshine Products, Inc. (b)	18,155
999	Nu Skin Enterprises, Inc. - Class A	40,939
847	Revlon, Inc. - Class A (a)(b)	18,143
929	USANA Health Sciences, Inc. (b)	72,973
6,396	Youngevity International, Inc. (a)(b)	20,851
		457,818
	Pharmaceuticals - 2.08%
8,193	Akorn, Inc. (b)	12,289
13,890	Amneal Pharmaceuticals, Inc. (a)(b)	66,950
716	ANI Pharmaceuticals, Inc. (a)(b)	44,156
353	Arvinas, Inc. (b)	14,505
54,715	Assertio Therapeutics, Inc. (b)	68,394
431	Axsome Therapeutics, Inc. (b)	44,548
5,683	BioDelivery Sciences International, Inc. (b)	35,917
1,268	Catalent, Inc. (b)	71,388
5,713	Collegium Pharmaceutical, Inc. (a)(b)	117,574
5,875	Corcept Therapeutics, Inc. (b)	71,087
12,032	Endo International PLC (b)	56,430
3,558	Horizon Therapeutics Plc (b)	128,800
3,571	Innoviva, Inc. (a)(b)	50,565
1,116	Intersect ENT, Inc. (b)	27,788
780	Jazz Pharmaceuticals PLC (b)	116,438
7,438	Lannett Co., Inc. (a)(b)	65,603
20,714	Mallinckrodt PLC (a)(b)	72,292
287	MyoKardia, Inc. (b)	20,918
466	Odonate Therapeutics, Inc. (b)	15,122
1,188	Omeros Corp. (b)	16,739
372	Pacira Pharmaceuticals, Inc. (b)	16,852
1,769	Perrigo Co. PLC	91,387
1,033	Phibro Animal Health Corp. - Class A	25,649
1,992	Prestige Consumer Healthcare, Inc. (a)(b)	80,676
99	Reata Pharmaceuticals, Inc. - Class A (b)	20,239
1,190	SIGA Technologies, Inc. (b)	5,676
2,238	Supernus Pharmaceuticals, Inc. (b)	53,085
353	The Medicines Co. (b)	29,984
402	Zogenix, Inc. (b)	20,956
		1,462,007
	Professional Services - 1.35%
965	ASGN, Inc. (b)	68,486
1,417	BG Staffing, Inc.	31,018
1,552	CBIZ, Inc. (b)	41,842
422	CRA International, Inc.	22,986
360	Exponent, Inc.	24,843
540	Forrester Research, Inc.	22,518
1,236	Franklin Covey Co. (b)	39,836
504	FTI Consulting, Inc. (b)	55,773
556	Heidrick & Struggles International, Inc.	18,070
428	Huron Consulting Group, Inc. (b)	29,412
520	ICF International, Inc.	47,642
6,124	InnerWorkings, Inc. (b)	33,743
573	Insperity, Inc.	49,301
1,003	Kelly Services, Inc. - Class A	22,648
1,318	Kforce, Inc.	52,325
507	Korn Ferry International	21,497
903	ManpowerGroup, Inc.	87,681
1,080	Mistras Group, Inc. (b)	15,412
1,721	Resources Connection, Inc.	28,104
2,013	Robert Half International, Inc.	127,121
349	TriNet Group, Inc. (b)	19,757
1,930	TrueBlue, Inc. (b)	46,436
383	VSE Corp.	14,569
837	WILLDAN GROUP, Inc. (a)(b)	26,600
		947,620
	Real Estate Management & Development - 0.69%
2,783	Altisource Portfolio Solutions SA (b)	53,795
741	Cushman & Wakefield Plc (b)	15,146
4,024	eXp World Holdings, Inc. (b)	45,592
1,382	Forestar Group, Inc. (b)	28,815
619	Jones Lang LaSalle, Inc.	107,762
866	Kennedy-Wilson Holdings, Inc.	19,312
1,593	Marcus & Millichap, Inc. (a)(b)	59,339
2,974	Newmark Group, Inc.	40,015
580	RE/MAX Holdings, Inc. - Class A	22,324
5,492	Realogy Holdings Corp. (a)	53,163
799	The RMR Group, Inc. - Class A	36,466
		481,729
	Road & Rail - 0.33%
51	AMERCO (a)	19,167
1,081	ArcBest Corp.	29,836
5,512	Daseke, Inc. (b)	17,418
449	Knight-Swift Transportation Holdings, Inc. (a)	16,092
643	Landstar System, Inc.	73,218
392	PAM Transportation Services, Inc. (b)	22,622
1,599	Roadrunner Transportation Systems, Inc. (b)	14,727
255	Saia, Inc. (a)(b)	23,746
948	Universal Logistics Holdings, Inc.	17,974
		234,800
	Semiconductors & Semiconductor Equipment - 2.37%
514	Advanced Energy Industries, Inc. (b)	36,597
346	Ambarella, Inc. (b)	20,954
3,761	Amkor Technology, Inc. (b)	48,893
879	Axcelis Technologies, Inc. (b)	21,179
856	Brooks Automation, Inc.	35,918
170	Cabot Microelectronics Corp.	24,534
1,476	Cirrus Logic, Inc. (b)	121,637
661	Cohu, Inc.	15,104
432	Cree, Inc. (b)	19,937
3,714	Cypress Semiconductor Corp.	86,648
1,068	Diodes, Inc. (b)	60,203
1,319	Entegris, Inc.	66,069
409	First Solar, Inc. (a)(b)	22,888
1,180	FormFactor, Inc. (a)(b)	30,644
1,041	Ichor Holdings, Ltd. (b)	34,634
728	Impinj, Inc. (b)	18,826
289	Inphi Corp. (b)	21,392
1,656	Lattice Semiconductor Corp. (b)	31,696
737	MaxLinear, Inc. - Class A (b)	15,639
689	MKS Instruments, Inc.	75,797
785	Monolithic Power Systems, Inc. (a)	139,746
4,610	NeoPhotonics Corp. (b)	40,660
5,271	ON Semiconductor Corp. (b)	128,507
1,115	Onto Innovation, Inc. (b)	40,742
755	Power Integrations, Inc.	74,677
2,869	Rambus, Inc. (b)	39,520
623	Semtech Corp. (b)	32,957
319	Silicon Laboratories, Inc. (b)	36,998
1,665	SMART Global Holdings, Inc. (b)	63,170
2,439	Teradyne, Inc.	166,315
2,043	Ultra Clean Holdings, Inc. (b)	47,949
2,152	Xperi Corp.	39,812
		1,660,242
	Software - 7.05%
1,047	2U, Inc. (b)	25,118
2,527	8x8, Inc. (b)	46,244
4,084	A10 Networks, Inc. (b)	28,057
1,447	ACI Worldwide, Inc. (b)	54,820
1,402	Agilysys, Inc. (b)	35,625
825	Alarm.com Holdings, Inc. (b)	35,450
1,157	Altair Engineering, Inc. - Class A (b)	41,548
651	Alteryx, Inc. (a)(b)	65,146
2,127	American Software, Inc. - Class A	31,650
792	Anaplan, Inc. (b)	41,501
1,134	Appfolio, Inc. - Class A (a)(b)	124,683
749	Appian Corp. (b)	28,619
1,181	Aspen Technology, Inc. (b)	142,818
411	Avalara, Inc. (b)	30,106
4,804	Avaya Holdings Corp. (a)(b)	64,854
425	Blackbaud, Inc. (a)	33,830
633	Bottomline Technologies, Inc. (b)	33,929
2,345	Box, Inc. - Class A (b)	39,349
1,363	CDK Global, Inc.	74,529
1,991	Cerence, Inc. (b)	45,056
455	Ceridian HCM Holding, Inc. (b)	30,885
2,898	ChannelAdvisor Corp. (b)	26,198
4,092	Cision, Ltd. (b)	40,797
1,562	Cloudera, Inc. (b)	18,166
1,135	CommVault Systems, Inc. (b)	50,666
945	Cornerstone OnDemand, Inc. (b)	55,330
331	Coupa Software, Inc. (a)(b)	48,409
5,165	Digital Turbine, Inc. (a)(b)	36,826
1,363	DocuSign, Inc. (b)	101,012
846	Domo, Inc. - Class B (b)	18,375
1,019	Ebix, Inc. (a)	34,045
4,503	eGain Corp. (b)	35,664
333	Elastic NV (a)(b)	21,412
373	Envestnet, Inc. (b)	25,972
325	ePlus, Inc. (b)	27,394
712	Everbridge, Inc. (a)(b)	55,593
381	Fair Isaac Corp. (b)	142,753
1,718	Five9, Inc. (b)	112,666
1,187	ForeScout Technologies, Inc. (b)	38,934
406	Guidewire Software, Inc. (b)	44,567
515	HubSpot, Inc. (a)(b)	81,627
1,272	Instructure, Inc. (b)	61,323
664	Intelligent Systems Corp. (b)	26,520
856	j2 Global, Inc.	80,216
789	Jack Henry & Associates, Inc.	114,934
2,398	LivePerson, Inc. (b)	88,726
743	LogMeIn, Inc. (a)	63,705
2,587	Majesco, Inc. (b)	21,343
1,209	Manhattan Associates, Inc. (b)	96,418
318	MicroStrategy, Inc. - Class A (b)	45,356
3,186	Mitek Systems, Inc. (b)	24,373
8,689	MobileIron, Inc. (b)	42,229
1,181	Model N, Inc. (b)	41,418
672	New Relic, Inc. (a)(b)	44,157
5,084	Nuance Communications, Inc. (b)	90,648
1,538	Nutanix, Inc. - Class A (b)	48,078
2,018	OneSpan, Inc. (b)	34,548
465	Paycom Software, Inc. (b)	123,113
229	Paylocity Holding Corp. (a)(b)	27,668
854	Pegasystems, Inc. (a)	68,021
2,176	Progress Software Corp.	90,413
608	Proofpoint, Inc. (b)	69,786
984	PROS Holdings, Inc. (b)	58,961
1,166	PTC, Inc. (b)	87,322
430	Q2 Holdings, Inc. (a)(b)	34,864
927	QAD, Inc. - Class A	47,212
441	Qualys, Inc. (b)	36,766
1,599	Rapid7, Inc. (b)	89,576
674	RealPage, Inc. (b)	36,227
6,884	Rimini Street Inc. (b)	26,710
1,398	RingCentral, Inc. - Class A (b)	235,801
955	SailPoint Technologies Holding Inc. (b)	22,538
2,051	SecureWorks Corp. - Class A (a)(b)	34,170
1,229	SharpSpring, Inc. (b)	14,097
615	ShotSpotter, Inc. (b)	15,683
1,209	Smartsheet, Inc. - Class A (b)	54,308
773	SolarWinds Corp. (a)(b)	14,339
762	SPS Commerce, Inc. (b)	42,230
809	SVMK, Inc. (b)	14,457
7,988	Synchronoss Technologies, Inc. (b)	37,943
4,009	Telaria, Inc. (b)	35,319
8,846	Telenav, Inc. (b)	42,992
2,009	The Rubicon Project, Inc. (b)	16,393
355	The Trade Desk, Inc. - Class A (a)(b)	92,222
5,274	TiVo Corp.	44,724
173	Tyler Technologies, Inc. (b)	51,903
578	Upland Software, Inc. (b)	20,640
901	Varonis Systems, Inc. (b)	70,017
1,130	Verint Systems, Inc. (b)	62,557
1,942	Workiva, Inc. (b)	81,661
2,651	Yext, Inc. (a)(b)	38,227
722	Zscaler, Inc. (a)(b)	33,573
980	Zendesk, Inc. (a)(b)	75,097
		4,941,745
	Specialty Retail - 3.93%
1,581	Aaron's, Inc. (a)	90,291
3,108	Abercrombie & Fitch Co. - Class A	53,737
2,873	American Eagle Outfitters, Inc. (a)	42,233
979	America's Car-Mart, Inc. (b)	107,357
364	Asbury Automotive Group, Inc. (b)	40,692
3,060	Ascena Retail Group, Inc. (b)	23,456
657	AutoNation, Inc. (a)(b)	31,950
6,022	Barnes & Noble Education, Inc. (b)	25,714
3,755	Bed Bath & Beyond, Inc.	64,961
758	Boot Barn Holdings, Inc. (b)	33,754
1,521	Caleres, Inc.	36,124
481	Carvana Co. (a)(b)	44,276
8,672	Chico's FAS, Inc.	33,040
2,191	Citi Trends, Inc.	50,656
1,416	Conn's, Inc. (a)(b)	17,544
1,484	Designer Brands, Inc. - Class A	23,358
1,401	Dick's Sporting Goods, Inc.	69,335
7,086	Express, Inc. (b)	34,509
708	Five Below, Inc. (b)	90,525
916	Floor & Decor Holdings, Inc. - Class A (a)(b)	46,542
1,702	Foot Locker, Inc. (a)	66,361
3,961	GameStop Corp. - Class A (a)	24,083
1,016	Genesco, Inc. (a)(b)	48,687
11,148	GNC Holdings, Inc. - Class A (a)(b)	30,100
301	Group 1 Automotive, Inc.	30,100
1,392	Guess?, Inc.	31,153
2,397	Haverty Furniture Cos., Inc.	48,323
1,720	Hibbett Sports, Inc. (b)	48,229
1,832	Hudson, Ltd. (b)	28,103
21,564	J. JILL, Inc.	24,367
2,224	L Brands, Inc.	40,299
193	Lithia Motors, Inc. - Class A	28,371
2,298	Lumber Liquidators Holdings, Inc. (b)	22,451
997	MarineMax, Inc. (b)	16,640
383	Monro, Inc.	29,951
544	Murphy USA, Inc. (b)	63,648
793	National Vision Holdings, Inc. (b)	25,717
9,873	Office Depot, Inc.	27,052
406	Penske Automotive Group, Inc.	20,389
5,703	Rent-A-Center, Inc. (a)	164,475
346	REX American Resources Corp. (b)	28,358
647	RH (a)(b)	138,134
23,392	RTW RetailWinds, Inc. (b)	18,737
3,026	Sally Beauty Holdings, Inc. (a)(b)	55,224
1,211	Shoe Carnival, Inc. (a)	45,146
1,493	Signet Jewelers, Ltd. (a)	32,458
1,009	Sleep Number Corp. (b)	49,683
1,067	Sonic Automotive, Inc. - Class A	33,077
6,041	Sportsman's Warehouse Holdings, Inc. (a)(b)	48,509
3,962	Tailored Brands, Inc. (a)	16,403
1,628	The Buckle, Inc. (a)	44,021
1,540	The Cato Corp. - Class A (a)	26,796
694	The Children's Place, Inc.	43,389
9,664	The Container Store Group, Inc. (b)	40,782
2,846	The Michaels Cos., Inc. (a)(b)	23,024
5,143	Tilly's, Inc. - Class A	63,002
1,930	Urban Outfitters, Inc. (a)(b)	53,596
1,298	Williams Sonoma, Inc. (a)	95,325
232	Winmark Corp.	46,006
2,120	Zumiez, Inc. (b)	73,225
		2,753,448
	Technology Hardware, Storage & Peripherals - 0.69%
2,305	3D Systems Corp. (b)	20,169
1,183	AstroNova, Inc.	16,231
4,908	Avid Technology, Inc. (b)	42,111
1,698	Diebold Nixdorf, Inc. (b)	17,931
1,345	NCR Corp. (b)	47,290
2,795	Pure Storage, Inc. - Class A (b)	47,822
11,754	Sonim Technologies, Inc. (b)	42,667
825	Stratasys, Ltd. (b)	16,685
1,322	Synaptics, Inc. (a)(b)	86,948
2,047	Teradata Corp. (b)	54,798
2,301	Xerox Holdings Corp. (a)	84,838
		477,490
	Textiles, Apparel & Luxury Goods - 1.73%
2,084	Capri Holdings, Ltd. (b)	79,505
562	Carter's, Inc.	61,449
846	Columbia Sportswear Co.	84,761
3,157	Crocs, Inc. (b)	132,247
958	Culp, Inc.	13,048
613	Deckers Outdoor Corp. (b)	103,511
571	Delta Apparel, Inc. (b)	17,758
4,886	Fossil Group, Inc. (a)(b)	38,502
1,093	G-III Apparel Group, Ltd. (b)	36,615
3,663	Hanesbrands, Inc.	54,396
453	Kontoor Brands, Inc.	19,021
1,019	Movado Group, Inc.	22,153
490	Oxford Industries, Inc.	36,956
832	Ralph Lauren Corp. - Class A	97,527
830	Rocky Brands, Inc.	24,427
2,402	Skechers U.S.A., Inc. - Class A (b)	103,742
2,128	Steven Madden, Ltd.	91,525
213	UniFirst Corp.	43,022
3,460	Vera Bradley, Inc. (b)	40,828
924	Vince Holding Corp. (b)	15,994
708	Weyco Group, Inc.	18,727
2,333	Wolverine World Wide, Inc.	78,715
		1,214,429
	Thrifts & Mortgage Finance - 1.60%
1,401	Axos Financial, Inc. (b)	42,422
815	BANK7 Corp.	15,452
464	Berkshire Hills Bancorp, Inc.	15,256
910	Brookline Bancorp, Inc.	14,979
1,333	Capitol Federal Financial, Inc.	18,302
932	Dime Community Bancshares (a)	19,470
747	Entegra Financial Corp. (b)	22,530
1,421	Essent Group, Ltd.	73,878
488	Federal Agricultural Mortgage Corp. - Class C	40,748
606	First Defiance Financial Corp.	19,083
843	Flagstar Bancorp, Inc.	32,245
308	FS Bancorp, Inc.	19,647
189	Hingham Institution for Savings	39,728
375	Home Bancorp, Inc.	14,696
953	HomeStreet, Inc. (b)	32,402
118	LendingTree, Inc. (a)(b)	35,806
1,070	Merchants Bancorp	21,090
881	Meridian Bancorp, Inc.	17,699
648	Meta Financial Group, Inc.	23,658
4,983	MGIC Investment Corp.	70,609
618	MMA Capital Holdings, Inc. (b)	19,652
3,984	New York Community Bancorp, Inc.	47,888
1,752	NMI Holdings, Inc. - Class A (b)	58,131
1,031	Northwest Bancshares, Inc.	17,146
1,028	PennyMac Financial Services, Inc.	34,993
3,279	People's United Financial, Inc.	55,415
3,570	Radian Group, Inc.	89,821
1,975	Riverview Bancorp, Inc.	16,215
1,810	Sterling Bancorp, Inc.	14,661
1,059	TFS Financial Corp.	20,841
546	Timberland Bancorp, Inc.	16,238
875	Walker & Dunlop, Inc.	56,595
1,436	Washington Federal, Inc.	52,629
973	Waterstone Financial, Inc.	18,516
330	WSFS Financial Corp.	14,517
		1,122,958
	Tobacco - 0.09%
634	Turning Point Brands, Inc. (a)	18,132
389	Universal Corp.	22,196
1,453	Vector Group, Ltd. (a)	19,456
		59,784
	Trading Companies & Distributors - 1.64%
436	Air Lease Corp.	20,719
438	Aircastle Ltd.	14,020
649	Applied Industrial Technologies, Inc.	43,282
1,013	Beacon Roofing Supply, Inc. (b)	32,396
1,121	BlueLinx Holdings, Inc. (b)	15,974
2,307	BMC Stock Holdings, Inc. (b)	66,188
1,598	DXP Enterprises, Inc. (a)(b)	63,616
563	EVI Industries, Inc.	15,223
2,260	Foundation Building Materials, Inc. (b)	43,731
1,940	GMS, Inc. (b)	52,535
1,102	H&E Equipment Services, Inc.	36,840
2,774	HD Supply Holdings, Inc. (b)	111,570
1,339	Lawson Products, Inc. (b)	69,762
1,515	MRC Global, Inc. (b)	20,665
650	MSC Industrial Direct Co., Inc. - Class A (a)	51,005
2,590	NOW, Inc. (b)	29,112
672	Rush Enterprises, Inc. - Class A	31,248
588	Rush Enterprises, Inc. - Class B	26,872
1,051	SiteOne Landscape Supply, Inc. (b)	95,273
1,325	Systemax, Inc.	33,337
1,280	Titan Machinery, Inc. (b)	18,918
650	Transcat, Inc. (b)	20,709
733	Triton International, Ltd.	29,467
1,863	Univar, Inc. (b)	45,159
2,053	Veritiv Corp. (b)	40,382
364	Watsco, Inc. - Class A	65,575
577	WESCO International, Inc. (b)	34,268
368	Willis Lease Finance Corp. (b)	21,679
		1,149,525
	Transportation Infrastructure - 0.03%
456	Macquarie Infrastructure Corp.	19,535
	Water Utilities - 0.26%
303	American States Water Co.	26,252
1,016	Aqua America, Inc. (a)	47,691
817	AquaVenture Holdings, Ltd. (b)	22,157
374	California Water Service Group	19,284
1,705	Consolidated Water Co., Ltd. - Ordinary Shares	27,792
318	Middlesex Water Co.	20,215
290	SJW Group	20,607
		183,998
	Wireless Telecommunication Services - 0.12%
443	Shenandoah Telecommunications Co.	18,433
1,576	Telephone & Data Systems, Inc.	40,078
716	United States Cellular Corp. (b)	25,941
		84,452
	Total Common Stocks (Cost $44,818,946)	61,943,888

	INVESTMENT COMPANIES - 3.26%
	Exchange Traded Funds - 3.26%
18,151	Vanguard Extended Market ETF	2,286,845
	Total Investment Companies (Cost $1,817,873)	2,286,845

	REAL ESTATE INVESTMENT TRUSTS - 7.22%
638	Acadia Realty Trust	16,543
1,777	AG Mortgage Investment Trust, Inc.	27,401
2,040	AGNC Investment Corp.	36,067
242	Agree Realty Corp.	16,981
1,834	Alexander & Baldwin, Inc.	38,441
446	American Assets Trust, Inc.	20,471
702	American Campus Communities, Inc.	33,015
2,911	American Homes 4 Rent - Class A (a)	76,297
876	Americold Realty Trust (a)	30,713
788	Apartment Investment & Management Co. - Class A	40,700
1,662	Apollo Commercial Real Estate Finance, Inc.	30,398
2,890	Apple Hospitality REIT, Inc.	46,963
1,064	Ares Commercial Real Estate Corp.	16,854
1,648	Armada Hoffler Properties, Inc.	30,241
13,096	Ashford Hospitality Trust, Inc.	36,538
1,124	Blackstone Mortgage Trust, Inc. (a)	41,835
3,127	Bluerock Residential Growth REIT, Inc.	37,680
4,005	Braemar Hotels & Resorts, Inc.	35,765
1,670	Brandywine Realty Trust	26,303
3,330	Brixmor Property Group, Inc. (a)	71,961
2,774	BRT Apartments Corp.	47,075
814	Camden Property Trust	86,365
849	CareTrust REIT, Inc.	17,515
1,219	CatchMark Timber Trust, Inc. - Class A	13,982
46,573	CBL & Associates Properties, Inc. (a)	48,902
14,231	Cedar Shopping Centers, Inc.	41,981
2,004	Chatham Lodging Trust	36,753
4,404	Chimera Investment Corp. (a)	90,546
1,064	City Office REIT, Inc.	14,385
8,424	Colony Capital, Inc. - Class A	40,014
840	Columbia Property Trust, Inc.	17,564
378	Community Healthcare Trust, Inc.	16,201
879	CoreCivic, Inc.	15,277
467	CorEnergy Infrastructure Trust, Inc.	20,880
3,561	CorePoint Lodging, Inc.	38,031
185	CoreSite Realty Corp.	20,742
1,170	Corporate Office Properties Trust (a)	34,375
1,543	Cousins Properties, Inc.	63,572
926	CubeSmart (a)	29,151
475	CyrusOne, Inc. (a)	31,079
3,461	DiamondRock Hospitality Co.	38,348
694	Douglas Emmett, Inc.	30,467
2,282	Duke Realty Corp.	79,117
1,084	Easterly Government Properties, Inc.	25,723
225	EastGroup Properties, Inc.	29,851
1,116	Ellington Financial, Inc.	20,456
2,068	Empire State Realty Trust, Inc. - Class A	28,869
611	EPR Properties	43,161
920	Equity Commonwealth	30,204
898	Equity LifeStyle Properties, Inc.	63,210
683	Essential Properties Realty Trust, Inc.	16,945
1,749	Exantas Capital Corp.	20,656
660	First Industrial Realty Trust, Inc.	27,397
633	Four Corners Property Trust, Inc.	17,844
3,899	Franklin Street Properties Corp. (a)	33,375
1,014	Gaming and Leisure Properties, Inc. (a)	43,653
588	Getty Realty Corp.	19,328
1,216	Gladstone Commercial Corp.	26,582
1,296	Global Medical REIT, Inc.	17,146
1,036	Global Net Lease, Inc.	21,010
986	Granite Point Mortgage Trust, Inc. (a)	18,123
1,900	Great Ajax Corp.	28,139
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	23,942
596	Healthcare Realty Trust, Inc. (a)	19,889
924	Healthcare Trust of America, Inc. - Class A	27,979
2,234	Hersha Hospitality Trust	32,505
715	Highwoods Properties, Inc.	34,971
853	Hudson Pacific Properties, Inc.	32,115
1,211	Independence Realty Trust, Inc.	17,051
325	Innovative Industrial Properties, Inc. (a)	24,658
1,917	Invesco Mortgage Capital, Inc.	31,918
276	Investors Real Estate Trust	20,010
1,349	Iron Mountain, Inc.	42,993
1,061	iStar Financial, Inc.	15,395
508	JBG SMITH Properties	20,264
675	Kilroy Realty Corp.	56,633
2,823	Kimco Realty Corp. (a)	58,464
2,528	Kite Realty Group Trust	49,372
975	KKR Real Estate Finance Trust, Inc. (a)	19,910
1,490	Ladder Capital Corp.	26,880
417	Lamar Advertising Co. - Class A (a)	37,221
1,555	Lexington Realty Trust (a)	16,514
1,444	Liberty Property Trust (a)	86,712
240	Life Storage, Inc.	25,987
700	LTC Properties, Inc.	31,339
2,003	Mack-Cali Realty Corp.	46,329
2,296	Medical Properties Trust, Inc. (a)	48,469
4,941	MFA Financial, Inc. (a)	37,799
215	National Health Investors, Inc.	17,518
874	National Retail Properties, Inc.	46,864
1,144	National Storage Affiliates Trust	38,461
3,864	New Residential Investment Corp.	62,249
3,851	New Senior Investment Group, Inc.	29,460
2,931	New York Mortgage Trust, Inc.	18,260
399	NexPoint Residential Trust, Inc.	17,955
953	Office Properties Income Trust	30,629
2,156	Omega Healthcare Investors, Inc.	91,307
678	One Liberty Properties, Inc.	18,435
824	Outfront Media, Inc.	22,100
2,344	Paramount Group, Inc. (a)	32,628
2,084	Park Hotels & Resorts, Inc. (a)	53,913
1,395	Pebblebrook Hotel Trust (a)	37,400
7,151	Pennsylvania Real Estate Investment Trust (a)	38,115
1,237	PennyMac Mortgage Investment Trust (a)	27,573
1,062	Physicians Realty Trust (a)	20,114
1,695	Piedmont Office Realty Trust, Inc. - Class A (a)	37,697
318	PotlatchDeltic Corp.	13,760
2,057	Preferred Apartment Communities, Inc. - Class A	27,399
125	PS Business Parks, Inc.	20,609
576	QTS Realty Trust, Inc. - Class A	31,260
428	Rayonier, Inc.	14,021
1,227	Ready Capital Corp. (a)	18,920
1,695	Redwood Trust, Inc. (a)	28,035
1,174	Regency Centers Corp.	74,068
1,383	Retail Opportunity Investments Corp.	24,424
1,625	Retail Properties of America, Inc. - Class A	21,775
1,219	Retail Value, Inc.	44,859
890	Rexford Industrial Realty, Inc.	40,646
2,535	RLJ Lodging Trust	44,920
1,712	RPT Realty	25,748
346	Ryman Hospitality Properties, Inc. (a)	29,984
1,866	Sabra Health Care REIT, Inc.	39,820
352	Safehold, Inc.	14,186
3,386	Senior Housing Properties Trust	28,578
2,479	Service Properties Trust	60,314
1,446	SITE Centers Corp.	20,273
241	SL Green Realty Corp. (a)	22,143
677	Spirit Realty Capital, Inc. (a)	33,295
680	STAG Industrial, Inc.	21,468
2,407	Starwood Property Trust, Inc.	59,838
1,080	STORE Capital Corp.	40,219
3,295	Summit Hotel Properties, Inc.	40,660
656	Sun Communities, Inc.	98,466
3,165	Sunstone Hotel Investors, Inc.	44,057
1,474	Tanger Factory Outlet Centers, Inc. (a)	21,712
462	Taubman Centers, Inc.	14,364
382	Terreno Realty Corp.	20,681
858	The Geo Group, Inc.	14,251
940	TPG RE Finance Trust, Inc.	19,054
973	Two Harbors Investment Corp.	14,225
2,972	Uniti Group, Inc. (a)	24,400
173	Universal Health Realty Income Trust	20,303
740	Urban Edge Properties	14,193
5,876	VEREIT, Inc.	54,294
2,648	VICI Properties, Inc. (a)	67,656
7,979	Washington Prime Group, Inc. (a)	29,044
480	Washington Real Estate Investment Trust	14,006
705	Weingarten Realty Investors	22,024
1,717	Western Asset Mortgage Capital Corp.	17,737
2,320	Whitestone REIT	31,598
1,975	Xenia Hotels & Resorts, Inc. (a)	42,680
	Total Real Estate Investment Trusts (Cost $4,576,489)	5,067,125

	RIGHTS - 0%
395	Schulman, Inc. Contingent Value Right (d)(e)(f)	0
	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 1.14%
	Money Market Funds - 1.14%
798,436	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (c)	798,436
	Total Short Term Investments (Cost $798,436)	798,436

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.27%
12,111,837	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (c)	12,111,837
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $12,111,837)	12,111,837

	Total Investments (Cost $64,123,581) - 117.22%	82,208,131
	Liabilities in Excess of Other Assets - (17.22)%	(12,079,458)
	TOTAL NET ASSETS - 100.00%	$70,128,673

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2019.
(d)	Value determined using significant unobservable inputs. Classifies as Level 3 in the fair value hierarchy.
(e)	As of December 31, 2019, the Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(f)	This security has been deemed illiquid to the Fund's liquidity guidelines. The value of this security totals $0, which represents 0.00% of total net assets.

Glossary of Terms
ADR - American Depositary Receipt